Concentrations (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
One Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	60.00%			64.00%		40.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage				61.00%
Two Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			26.00%		48.00%		93.00%
Two Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		71.00%				71.00%	97.00%
No Other Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage					10.00%	10.00%